Undiscovered Managers Funds

245 Park Avenue

New York, New York 10167

January 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	Undiscovered Managers Funds (the “Trust”) on behalf of
The Funds listed on Appendix A
File No. 811-8437 & 333-37711

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class A Shares, Class B Shares and Class C Shares Prospectus and the Statement of Additional Information for the Funds listed on Appendix A do not differ from those contained in Post-Effective Amendment No. 31 (Amendment No. 32 under the 1940 Act) to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 29, 2009.

If you have any questions, please call me at (212) 648-2085.

Very truly yours,

/s/ John T. Fitzgerald

John T. Fitzgerald

Assistant Secretary

Appendix A

JPMorgan Realty Income Fund

Undiscovered Managers Behavioral Growth Fund

Undiscovered Managers Behavioral Value Fund